CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Cash flows from operating activities
Net loss	$ (34,995)	$ (80,292)	$ (28,296)
Loss from discontinued operations, net of tax (see note 4)	(17,116)	(42,733)	0
Loss from continuing operations	(17,879)	(37,559)	(28,296)
Adjustments to reconcile net loss to net provided by (cash used) in operating activities:
Stock-based compensation	4,926	3,879	1,862
Depreciation and amortization	5,218	5,128	6,702
Deferred taxes	1,094	(893)	284
Contingent consideration expense	0	302	1,342
Change in fair value of contingent consideration payable in preferred stock	0	2,258	0
Change in fair value of stock warrants	0	606	115
Foreign currency remeasurement loss	1,275	0	0
Other non-operating expenses	(98)	(89)	0
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	(604)	(946)	(46)
Unbilled accounts receivable	(291)	(1,066)	(458)
Prepaid expenses and other current assets	2,076	(116)	(439)
Other non-current assets	(22)	353	(109)
Accounts payable	(588)	1,757	706
Accrued expenses and other current liabilities	1,864	2,087	2,870
Deferred revenue	2,280	3,242	2,821
Other non-current liabilities	909	880	(15)
Net cash provided by (used in) operating activities by continuing operations	160	(20,177)	(12,661)
Net cash used in operating activities by discontinued operations	(5,124)	(4,107)	0
Net cash used in operating activities	(4,964)	(24,284)	(12,661)
Cash flows from investing activities
Purchases of property and equipment	(4,396)	(3,038)	(1,420)
Payments for acquisitions, net of cash acquired	0	(489)	(398)
Changes in restricted cash balance	(73)	73	0
Payments for security deposits	0	(2,825)	0
Net cash used in investing activities by continuing operations	(4,323)	(6,425)	(1,818)
Net cash used in investing activities by discontinued operations	(2)	(22,844)	0
Net cash used in investing activities	(4,325)	(29,269)	(1,818)
Cash flows from financing activities
Net proceeds from issuance of common stock upon initial public offering	0	96,007	0
Proceeds from the issuance of common stock	777	787	821
Payments for deferred offering costs	0	0	(1,074)
Payments of contingent consideration previously established in purchase accounting	(1,840)	(2,209)	0
Net cash (used in) provided by financing activities	(1,063)	94,585	(253)
Effect of exchange rate changes on cash and cash equivalents	(289)	890	(85)
Net increase (decrease) in cash and cash equivalents	(10,641)	41,922	(14,817)
Cash and cash equivalents, beginning of the period	71,881	29,959	44,776
Cash and cash equivalents, end of the period	61,240	71,881	29,959
Cash paid for taxes
Cash paid for taxes	171	94	26
Supplemental disclosure of non-cash investing and financing activities
Unpaid purchases of property and equipment	43	2,575	0
Issuance of preferred and common stock in connection with acquisitions	0	5,969	0
Accretion of preferred stock to redemption value	0	4	57
Conversion of preferred stock to common stock	0	154,855	0
Reclassification of warrant liability to additional paid-in capital	0	968	0
Reclassification of contingent consideration payable in common shares	0	4,878	0
Unpaid deferred offering costs	$ 0	$ 0	$ 479